UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21962

Epiphany Funds

(Exact name of registrant as specified in charter)

306 West 7th Street, Suite 616; Fort Worth, TX 76102

(Address of principal executive offices)

(Zip code)

Emile Molineaux

Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2600

Date of fiscal year end:

10/31

Date of reporting period:  7/31/10

Item 1.  Schedule of Investments.

EPIPHANY FFV FUND
PORTFOLIO OF INVESTMENTS
July 31, 2010 (Unaudited)

Shares		Value
	COMMON STOCK - 98.0%
	ADVERTISING - 0.7%
960	Omnicom Group, Inc.	$ 35,770

	AEROSPACE/DEFENSE - 2.6%
510	L-3 Communications Holdings, Inc.	37,250
800	Northrop Grumman Corp.	46,912
560	United Technologies Corp.	39,816
		123,978
	AGRICULTURE - 0.7%
1,200	Archer-Daniels-Midland Co.	32,832

	AUTO PARTS & EQUIPMENT - 0.8%
1,340	Johnson Controls, Inc.	38,605

	BANKS - 5.8%
660	Bank of Montreal	40,300
1,470	Bank of New York Mellon Corp. (The)	36,853
1,390	BB&T Corp.	34,514
430	M&T Bank Corp.	37,556
860	PNC Financial Services Group, Inc.	51,075
560	Toronto-Dominion Bank (The)	39,866
1,650	US Bancorp	39,435
		279,599
	BEVERAGES - 0.8%
970	Dr. Pepper Snapple Group, Inc.	36,424

	BIOTECHNOLOGY - 0.7%
1,040	Gilead Sciences, Inc. *	34,653

	CHEMICALS - 3.5%
720	Eastman Chemical Co.	45,101
500	Lubrizol Corp.	46,745
641	Monsanto Co.	37,075
470	Praxair, Inc.	40,805
		169,726
	COMMERCIAL SERVICES - 0.7%
1,000	Lender Processing Services, Inc.	31,940

	COMPUTERS - 6.1%
950	Accenture PLC - Cl. A	37,658
160	Apple, Inc. *	41,160
2,000	EMC Corp. *	39,580
920	Hewlett-Packard Co.	42,357
3,140	iGate Corp.	55,735
770	Research In Motion Ltd. *	44,298
1,300	Western Digital Corp. *	34,307
		295,095

EPIPHANY FFV FUND
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2010 (Unaudited)

Shares		Value
	DIVERSIFIED FINANCIAL SERVICES - 3.8%
920	American Express Co.	$ 41,069
2,600	Discover Financial Services	39,702
1,945	Jefferies Group, Inc.	48,022
1,900	NYSE Euronext	55,043
		183,836
	ELECTRIC - 3.4%
1,160	Edison International	38,454
660	NextEra Energy, Inc.	34,518
1,900	Northeast Utilities	52,896
920	Progress Energy, Inc.	38,741
		164,609
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.6%
830	Emerson Electric Co.	41,118
560	Energizer Holdings, Inc.	34,451
		75,569
	ELECTRONICS - 4.3%
1,760	Arrow Electronics, Inc. *	43,630
1,500	Avnet, Inc. *	37,725
6,380	Flextronics International Ltd. *	39,684
2,900	Jabil Circuit, Inc.	42,079
1,600	Tyco Electronics Ltd.	43,200
		206,318
	FOOD - 6.1%
1,500	Campbell Soup Co.	53,850
1,560	ConAgra Foods, Inc.	36,629
1,020	General Mills, Inc.	34,884
880	Hormel Foods Corp.	37,770
710	Kellogg Co.	35,535
3,800	Sara Lee Corp.	56,202
1,280	Sysco Corp.	39,642
		294,512
	GAS - 1.1%
1,380	AGL Resources, Inc.	52,440

	HEALTHCARE-PRODUCTS - 2.5%
920	Covidien PLC	34,334
1,300	Medtronic, Inc.	48,061
1,020	St Jude Medical, Inc. *	37,505
		119,900
	HEALTHCARE-SERVICES - 1.9%
1,200	Humana, Inc. *	56,424
480	Laboratory Corp. of America Holdings *	35,030
		91,454
	HOME FURNISHINGS - 0.9%
510	Whirlpool Corp.	42,483

EPIPHANY FFV FUND
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2010 (Unaudited)

Shares		Value
	HOUSEHOLD PRODUCTS/WARES - 1.2%
860	Kimberly-Clark Corp.	$ 55,143

	INSURANCE - 6.6%
1,140	Aflac, Inc.	56,077
970	AON Corp.	36,540
680	PartnerRe Ltd.	49,212
1,940	Progressive Corp. (The)	38,102
910	StanCorp Financial Group, Inc.	34,298
1,000	Travelers Cos, Inc. (The)	50,450
2,280	Unum Group	52,030
		316,709
	MACHINERY-CONSTRUCTION & MINING - 0.9%
610	Caterpillar, Inc.	42,547

	MACHINERY-DIVERSIFIED - 1.1%
820	Deere & Co.	54,678

	MEDIA - 0.8%
1,300	McGraw-Hill Cos, Inc. (The)	39,897

	MISCELLANEOUS MANUFACTURING - 4.4%
460	3M Co.	39,348
820	Cooper Industries PLC	37,023
1,100	Dover Corp.	53,247
570	Eaton Corp.	44,722
880	Illinois Tool Works, Inc.	38,280
		212,620
	OIL & GAS - 5.3%
600	Apache Corp.	57,348
2,640	Chesapeake Energy Corp.	55,519
910	Murphy Oil Corp.	49,823
896	Newfield Exploration Co. *	47,900
1,320	Noble Corp. *	42,900
		253,490
	OIL & GAS SERVICES - 3.0%
1,400	Halliburton Co.	41,832
1,620	National Oilwell Varco, Inc.	63,439
660	Schlumberger Ltd.	39,376
		144,647
	PACKAGING & CONTAINERS - 0.8%
1,330	Bemis Co., Inc.	39,847

	PHARMACEUTICALS - 3.7%
1,160	Abbott Laboratories	56,933
1,170	AmerisourceBergen Corp.	35,065
780	Cephalon, Inc. *	44,265
1,800	Endo Pharmaceuticals Holdings, Inc. *	43,218
		179,481
EPIPHANY FFV FUND
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2010 (Unaudited)

Shares		Value
	PIPELINES - 2.0%
2,390	Spectra Energy Corp.	$ 49,688
2,340	Williams Cos, Inc. (The)	45,419
		95,107
	REAL ESTATE - 0.9%
1,640	Brookfield Asset Management, Inc.	41,148

	REITS - 0.8%
2,070	Annaly Capital Management, Inc.	36,018

	RETAIL - 4.9%
1,070	Best Buy Co., Inc.	37,086
670	Costco Wholesale Corp.	37,996
1,200	Darden Restaurants, Inc.	50,268
750	Kohl's Corp. *	35,768
1,160	Nordstrom, Inc.	39,440
850	TJX Cos, Inc.	35,292
		235,850
	SAVINGS & LOANS - 0.8%
2,980	Hudson City Bancorp, Inc.	37,012

	SEMICONDUCTORS - 4.1%
1,300	Analog Devices, Inc.	38,623
1,880	Intel Corp.	38,728
2,270	Marvell Technology Group Ltd. *	33,868
6,300	ON Semiconductor Corp. *	42,525
1,700	Texas Instruments, Inc.	41,973
		195,717
	SOFTWARE - 1.0%
2,433	CA, Inc.	47,589

	TELECOMMUNICATIONS - 6.4%
1,460	Amdocs Ltd. *	39,902
600	BCE, Inc.	18,366
1,240	CenturyTel, Inc.	44,169
1,840	Cisco Systems, Inc. *	42,449
321	Frontier Communications Corp.	2,452
920	Harris Corp.	40,968
1,028	QUALCOMM, Inc.	39,146
1,200	Rogers Communications, Inc.	41,664
1,340	Verizon Communications, Inc.	38,940
		308,056
	TOYS/GAMES/HOBBIES - 0.8%
890	Hasbro, Inc.	37,513

	TRANSPORTATION - 0.7%
500	United Parcel Service, Inc. - Cl. B	32,500

	TOTAL COMMON STOCK (Cost - $4,832,056)	4,715,312
EPIPHANY FFV FUND
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2010 (Unaudited)

Shares		Value
	SHORT-TERM INVESTMENTS - 1.9%
	MONEY MARKET FUND - 1.9%
92,070	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.33% **
	(Cost - $92,070)	$ 92,070

	TOTAL INVESTMENTS - 99.9% (Cost - $4,924,126)(a)	$ 4,807,382
	OTHER ASSETS LESS LIABILITIES - 1.5%	6,889
	NET ASSETS - 100.0%	$ 4,814,271

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from Market Value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 158,080
	Unrealized depreciation	(274,824)
	Net unrealized depreciation	$ (116,744)
* Non-income producing security
** Money market fund; interest rate reflects seven day effective yield on July 31, 2010.

EPIPHANY FFV FOCUSED FUND
PORTFOLIO OF INVESTMENTS
July 31, 2010 (Unaudited)

Shares		Value
	COMMON STOCK - 99.4%
	AEROSPACE/DEFENSE - 1.6%
200	Northrop Grumman Corp.	$ 11,728

	AUTO PARTS & EQUIPMENT - 1.2%
310	Johnson Controls, Inc.	8,931

	BANKS - 4.4%
290	Bank of New York Mellon Corp (The)	7,270
200	PNC Financial Services Group, Inc.	11,878
180	Toronto-Dominion Bank (The)	12,814
		31,962
	BEVERAGES - 1.7%
320	Dr. Pepper Snapple Group, Inc.	12,016

	CHEMICALS - 3.7%
200	Eastman Chemical Co.	12,528
150	Lubrizol Corp.	14,023
		26,551
	COMPUTERS - 8.2%
50	Apple, Inc. *	12,863
450	EMC Corp. *	8,906
270	Hewlett-Packard Co.	12,431
840	iGate Corp.	14,910
390	Western Digital Corp. *	10,292
		59,402
	DIVERSIFIED FINANCIAL SERVICES - 1.9%
460	NYSE Euronext	13,326

	ELECTRIC - 1.9%
480	Northeast Utilities	13,363

	ELECTRONICS - 3.8%
560	Arrow Electronics, Inc. *	13,882
500	Tyco Electronics Ltd.	13,500
		27,382
	FOOD - 7.7%
330	Campbell Soup Co.	11,847
510	ConAgra Foods, Inc.	11,975
160	Hormel Foods Corp.	6,867
840	Sara Lee Corp.	12,424
410	Sysco Corp.	12,698
		55,811
	GAS - 1.9%
360	AGL Resources, Inc.	13,680

EPIPHANY FFV FOCUSED FUND
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2010 (Unaudited)

Shares		Value
	HEALTHCARE-PRODUCTS - 2.4%
170	Covidien PLC	$ 6,344
290	Medtronic, Inc.	10,721
		17,065
	HEALTHCARE-SERVICES - 3.0%
270	Humana, Inc. *	12,695
120	Laboratory Corp. of America Holdings *	8,758
		21,453
	HOME FURNISHINGS - 1.6%
140	Whirlpool Corp.	11,662

	HOUSEHOLD PRODUCTS/WARES - 1.8%
200	Kimberly-Clark Corp.	12,824

	INSURANCE - 7.5%
300	Aflac, Inc.	14,757
180	PartnerRe Ltd.	13,027
260	Travelers Cos, Inc. (The)	13,117
590	Unum Group	13,464
		54,365
	MACHINERY-DIVERSIFIED - 1.9%
200	Deere & Co.	13,336

	MISCELLANEOUS MANUFACTURING - 5.0%
240	Cooper Industries PLC	10,836
260	Dover Corp.	12,472
160	Eaton Corp.	12,554
		35,862
	OIL & GAS - 6.3%
110	Apache Corp.	10,514
510	Chesapeake Energy Corp.	10,725
260	Murphy Oil Corp.	14,235
300	Noble Corp. *	9,750
		45,224
	OIL & GAS SERVICES - 1.5%
280	National Oilwell Varco, Inc.	10,965

	PHARMACEUTICALS - 6.4%
280	Abbott Laboratories	13,742
200	AmerisourceBergen Corp.	5,994
220	Cephalon, Inc. *	12,485
580	Endo Pharmaceuticals Holdings, Inc. *	13,926
		46,147
	PIPELINES - 3.2%
550	Spectra Energy Corp.	11,435
590	Williams Cos., Inc. (The)	11,452
		22,887

EPIPHANY FFV FOCUSED FUND
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2010 (Unaudited)

Shares		Value
	REITS - 1.9%
780	Annaly Capital Management, Inc.	$ 13,572

	RETAIL - 6.7%
235	Best Buy Co., Inc.	8,145
340	Darden Restaurants, Inc.	14,243
380	Nordstrom, Inc.	12,920
310	TJX Cos, Inc.	12,871
		48,179
	SEMICONDUCTORS - 3.5%
1,950	ON Semiconductor Corp. *	13,162
500	Texas Instruments, Inc.	12,345
		25,507
	TELECOMMUNICATIONS - 6.3%
440	Amdocs Ltd. *	12,025
380	BCE, Inc.	11,632
480	Cisco Systems, Inc. *	11,074
81	Frontier Communications Corp.	619
340	Verizon Communications, Inc.	9,880
		45,230
	TRANSPORTATION - 2.5%
200	Canadian Pacific Railway Ltd.	11,974
90	United Parcel Service, Inc. - Cl. B	5,850
		17,824

	TOTAL COMMON STOCK (Cost - $730,012)	716,254

	SHORT-TERM INVESTMENTS - 0.6%
	MONEY MARKET FUND - 0.6%
4,588	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.33% **
	(Cost - $4,588)	4,588

	TOTAL INVESTMENTS - 100.0% (Cost - $734,600)(a)	$ 720,842
	OTHER ASSETS LESS LIABILITIES - 0.0%	61
	NET ASSETS - 100.0%	$ 720,903

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from Market Value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 18,974
	Unrealized depreciation	(32,732)
	Net unrealized depreciation	$ (13,758)
* Non-income producing security
** Money market fund; interest rate reflects seven day effective yield on July 31, 2010.

EPIPHANY FFV STRATEGIC INCOME FUND
PORTFOLIO OF INVESTMENTS
July 31, 2010 (Unaudited)

Shares				Value
	COMMON STOCK - 7.4%
	ELECTRIC - 0.4%
362	Pinnacle West Capital Corp.			$ 13,789

	HOLDING COMPANIES-DIVERS - 0.5%
1,018	Compass Diversified Holdings			15,341

	INVESTMENT COMPANIES - 0.6%
1,700	PennantPark Investment Corp.			17,867

	PIPELINES - 2.6%
222	Buckeye Partners LP			14,090
386	Enterprise Products Partners LP			14,587
500	MarkWest Energy Partners LP			17,410
902	Spectra Energy Corp.			18,753
400	Williams Partners LP			18,536
				83,376
	REITS - 1.1%
950	Annaly Capital Management, Inc.			16,530
1,000	Walter Investment Management Corp.			17,270
				33,800
	SEMICONDUCTORS - 0.3%
324	Microchip Technology, Inc.			9,866

	TELECOMMUNICATIONS - 1.9%
385	BCE, Inc.			11,785
766	Consolidated Communications Holdings, Inc.			13,374
107	Frontier Communications Corp.			817
447	Verizon Communications, Inc.			12,990
900	Vodafone Group PLC			21,132
				60,098

	TOTAL COMMON STOCK (Cost - $227,501)			234,137

Par Value		Coupon Rate %	Maturity
	BONDS & NOTES - 69.8%
	AUTO PARTS & EQUIPMENT - 1.8%
50,000	Johnson Controls, Inc.	5.500%	1/15/2016	55,751

	BANKS - 10.8%
60,000	Bank of New York Mellon Corp. (The)	4.300%	5/15/2014	65,174
50,000	BB&T Corp.	4.750%	10/1/2012	68,964
70,000	Fifth Third Bancorp	4.500%	6/1/2018	67,238
70,000	Morgan Stanley	5.450%	1/9/2017	71,831
70,000	Regions Financial Corp.	5.750%	6/15/2015	70,216
				343,423
	CHEMICALS - 0.8%
24,000	Praxair, Inc.	4.375%	3/31/2014	26,133
EPIPHANY FFV STRATEGIC INCOME FUND
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2010 (Unaudited)

Par Value		Coupon Rate %	Maturity	Value
	DIVERSIFIED FINANCIAL SERVICES - 3.0%
100,000	HSBC Finance Corp.	0.776%	1/15/2014	$ 94,928

	ELECTRIC - 8.8%
100,000	Entergy Gulf States, Inc.	4.875%	11/1/2011	100,201
70,000	FirstEnergy Corp.	6.450%	11/15/2011	74,033
100,000	Progress Energy, Inc.	7.100%	3/1/2011	103,530
				277,764
	FOOD - 2.2%
60,000	ConAgra Foods, Inc.	5.875%	4/15/2014	68,024

	INSURANCE - 1.6%
50,000	Hartford Financial Services Group, Inc.	5.500%	10/15/2016	51,711

	MORTGAGE BACKED SECURITIES - 0.6%
2,044	Branch Banking & Trust	7.000%	2/15/2024	2,241
2,071	Chase Home Finance LLC	6.500%	4/15/2026	2,297
814	CitiMortgage Inc	7.000%	8/15/2023	893
2,274	Midfirst Bank	9.000%	5/15/2021	2,536
477	Midfirst Bank	9.000%	2/15/2022	533
753	Wells Fargo Home Mortgage	9.000%	6/15/2021	824
1,261	Wells Fargo Home Mortgage	8.500%	4/15/2022	1,407
842	Wells Fargo Home Mortgage	7.000%	9/15/2023	925
5,308	Wells Fargo Home Mortgage	6.500%	1/15/2024	5,902
				17,558
	MUNICIPAL - 19.1%
85,000	Maryland Community Development Administration	6.500%	3/1/2043	86,715
75,000	Missouri Housing Development Commission	6.250%	9/1/2032	74,551
100,000	New Hampshire Housing Finance Authority	5.533%	7/1/2037	99,419
60,000	New Mexico Mortgage Finance Authority	1.800%	9/1/2012	60,165
40,000	New Mexico Mortgage Finance Authority	5.820%	7/1/2030	41,288
25,000	New Mexico Mortgage Finance Authority	6.350%	1/1/2028	25,934
50,000	Oklahoma Housing Finance Agency	5.410%	3/1/2014	53,407
65,000	Wisconsin Housing & Economic Development Authority	5.180%	9/1/2012	66,798
100,000	Wisconsin Housing & Economic Development Authority	5.530%	9/1/2012	98,647
				606,924
	OIL & GAS - 2.9%
100,000	Transocean, Inc.	6.000%	3/15/2018	92,877

	PIPELINES - 4.5%
30,000	Oneok, Inc.	5.200%	6/15/2015	32,999
100,000	Spectra Energy Capital LLC	5.668%	8/15/2014	110,341
				143,340
	U.S. GOVERNMENT - 6.6%
40,000	United States Treasury Note	2.375%	2/28/2015	41,669
70,000	United States Treasury Note - TIP Bond	3.375%	1/15/2012	90,494
70,000	United States Treasury Note - TIP Bond	2.000%	4/15/2012	78,001
				210,164
EPIPHANY FFV STRATEGIC INCOME FUND
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2010 (Unaudited)

Par Value		Coupon Rate %	Maturity	Value
	U.S. GOVERNMENT AGENCY - 7.0%
74,760	Federal National Mortgage Association	3.198%	1/1/2017	$ 76,862
40,000	Federal National Mortgage Association	4.625%	10/15/2014	45,096
3,466	Government National Mortgage Association	8.000%	2/15/2023	3,845
9,091	Government National Mortgage Association	6.500%	2/15/2027	10,030
5,303	Government National Mortgage Association	7.500%	12/15/2023	5,961
18,903	Government National Mortgage Association	7.000%	4/15/2028	20,728
59,224	Government National Mortgage Association	3.625%	9/20/2030	60,407
				222,929

	TOTAL BONDS & NOTES (Cost - $2,197,561)			2,211,526

Shares	PREFERRED STOCK - 21.4%	Rate
	AUTO MANUFACTURERS - 1.2%
1,500	Ford Motor Co.	7.500%		37,815

	BANKS - 4.1%
1,500	Barclays Bank PLC	6.625%		34,170
1,000	PNC Capital Trust E	7.750%		26,080
1,600	Santander Finance Preferred SA Unipersonal	6.410%		37,120
1,200	Susquehana Capital Group	9.375%		31,734
				129,104
	DIVERSIFIED FINANCIAL SERVICES - 0.8%
1,000	National City Capital Trust IV	8.000%		25,700

	ELECTRIC - 0.9%
1,000	Dominion Resources, Inc.	8.375%		28,480

	INSURANCE - 7.0%
1,400	AAG Holding Co., Inc.	7.500%		34,286
1,600	American Financial Group, Inc.	7.125%		38,256
1,600	Aspen Insurance Holdings Ltd.	7.401%		35,680
1,600	Axis Capital Holdings Ltd.	7.250%		38,960
1,600	Hartford Financial Service Group, Inc.	7.250%		39,200
1,700	ING Groep NV	7.250%		36,397
				222,779
	OIL & GAS - 1.2%
1,600	GMX Resources, Inc.	9.250%		37,888

	REITS - 4.3%
1,000	Digital Realty Trust, Inc.	7.875%		25,300
1,400	Duke Realty Corp.	7.250%		32,970
1,000	Health Care REIT, Inc.	7.875%		25,699
1,000	Kimco Realty Corp.	7.750%		26,150
1,000	Public Storage	7.250%		25,600
				135,719

EPIPHANY FFV STRATEGIC INCOME FUND
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2010 (Unaudited)

Shares		Rate		Value
	SAVINGS & LOANS - 1.0%
1,200	Sovereign Capital Trust V	7.750%		30,540

	TOTAL PREFERRED STOCK (Cost - $635,934)			648,025

	SHORT-TERM INVESTMENTS - 3.2%
	MONEY MARKET FUND - 3.2%
99,979	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.33% **			$ 99,979
	(Cost - $99,979)

	TOTAL INVESTMENTS - 100.7% (Cost - $3,160,975)(a)			$ 3,193,667
	OTHER LIABILITIES LESS ASSETS - (0.7) %			(22,895)
	NET ASSETS - 100.0%			$ 3,170,772

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from Market Value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation			$ 53,682
	Unrealized depreciation			(20,990)
	Net unrealized appreciation			$ 32,692
* Non-income producing security
** Money market fund; interest rate reflects seven day effective yield on July 31, 2010.

EPIPHANY LARGE CAP CORE FUND
PORTFOLIO OF INVESTMENTS
July 31, 2010 (Unaudited)

Shares		Value
	COMMON STOCK - 99.2%
	AEROSPACE/DEFENSE - 3.3%
720	General Dynamics Corp.	$ 44,100
780	Northrop Grumman Corp.	45,739
		89,839
	BANKS - 8.0%
870	Bank of Montreal	53,122
370	Goldman Sachs Group, Inc. (The)	55,803
1,320	JPMorgan Chase & Co.	53,170
870	PNC Financial Services Group	51,669
		213,764
	BEVERAGES - 1.8%
1,260	Dr. Pepper Snapple Group, Inc.	47,313

	CHEMICALS - 2.5%
830	EI du Pont de Nemours & Co.	33,756
360	Lubrizol Corp.	33,656
		67,412
	COMPUTERS - 7.2%
185	Apple, Inc. *	47,591
2,520	EMC Corp. *	49,871
1,060	Hewlett-Packard Co.	48,802
375	International Business Machines Corp.	48,150
		194,414
	DIVERSIFIED FINANCIAL SERVICES - 2.5%
1,340	Ameriprise Financial, Inc.	56,803
308	NYSE Euronext	8,923
		65,726
	ELECTRIC - 1.9%
1,420	American Electric Power Co., Inc.	51,092

	ELECTRONICS - 1.9%
1,850	Tyco Electronics Ltd.	49,950

	FOOD - 5.7%
2,334	ConAgra Foods, Inc.	54,802
1,140	Hormel Foods Corp.	48,929
3,350	Sara Lee Corp.	49,547
		153,278
	HEALTHCARE-PRODUCTS - 1.8%
850	Johnson & Johnson	49,376

	HEALTHCARE-SERVICES - 4.1%
998	DaVita, Inc. *	57,205
1,770	UnitedHealth Group, Inc. *	53,896
		111,101

EPIPHANY LARGE CAP CORE FUND
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2010 (Unaudited)

Shares		Value
	HOME FURNISHINGS - 1.8%
580	Whirlpool Corp.	$ 48,314

	HOUSEHOLD PRODUCTS/WARES - 1.9%
780	Kimberly-Clark Corp.	50,014

	INSURANCE - 3.9%
1,430	Assurant, Inc.	53,325
2,300	Unum Group	52,486
		105,811
	MACHINERY-DIVERSIFIED - 1.9%
770	Deere & Co.	51,344

	MEDIA - 2.0%
2,810	Comcast Corp.	54,711

	MINING - 1.3%
480	Freeport-McMoRan Copper & Gold, Inc.	34,339

	MISCELLANEOUS MANUFACTURING - 3.4%
960	Cooper Industries PLC	43,344
3,030	General Electric Co.	48,844
		92,188
	OIL & GAS - 9.3%
2,180	Chesapeake Energy Corp.	45,845
660	Chevron Corp.	50,299
910	ConocoPhillips	50,250
790	Exxon Mobil Corp.	47,147
35	Newfield Exploration Co. *	1,871
2,330	Seadrill Ltd.	54,545
		249,957
	PHARMACEUTICALS - 5.7%
1,080	Abbott Laboratories	53,006
750	McKesson Corp.	47,115
2,970	Mylan, Inc. *	51,678
		151,799
	PIPELINES - 3.6%
1,090	Oneok, Inc.	50,718
2,150	Spectra Energy Corp.	44,698
		95,416
	REITS - 2.2%
3,338	Annaly Capital Management, Inc.	58,081

	RETAIL - 5.9%
2,750	Macy's, Inc.	51,288
1,077	Ross Stores, Inc.	56,715
980	Wal-Mart Stores, Inc.	50,166
		158,169
EPIPHANY LARGE CAP CORE FUND
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2010 (Unaudited)

Shares		Value
	SEMICONDUCTORS - 3.7%
1,970	Texas Instruments, Inc.	$ 48,639
1,800	Xilinx, Inc.	50,256
		98,895
	SOFTWARE - 3.7%
1,960	Microsoft Corp.	50,588
2,090	Oracle Corp.	49,408
		99,996
	TELECOMMUNICATIONS - 4.8%
1,530	AT&T, Inc.	39,688
1,270	BCE, Inc.	38,875
2,150	Cisco Systems, Inc. *	49,601
		128,164
	TOYS/GAMES/HOBBIES - 1.8%
2,340	Mattel, Inc.	49,514

	TRANSPORTATION - 1.7%
610	Union Pacific Corp.	45,549

	TOTAL COMMON STOCK (Cost - $2,557,866)	2,665,526

	SHORT-TERM INVESTMENTS - 1.1%
	MONEY MARKET FUND - 1.1%
29,039	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.33% **
	(Cost - $29,039)	29,039

	TOTAL INVESTMENTS - 100.3% (Cost - $2,586,905)	$ 2,694,565
	OTHER LIABILITIES LESS ASSETS - (0.3) %	(7,296)
	NET ASSETS - 100.0%	$ 2,687,269

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from Market Value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 126,103
	Unrealized depreciation	(18,443)
	Net unrealized appreciation	$ 107,660
* Non-income producing security
** Money market fund; interest rate reflects seven day effective yield on July 31, 2010.

Epiphany Funds
PORTFOLIO OF INVESTMENTS
July 31, 2010 (Unaudited)

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of July 31, 2010 for the Funds assets and liabilities measured at fair value:

Epiphany FFV Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 4,715,312	$ -	$ -	$ 4,715,312
Short-Term Investments	92,070	-	-	92,070
Total	$ 4,807,382	$ -	$ -	$ 4,807,382

Epiphany FFV Focused Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 716,254	$ -	$ -	$ 716,254
Short-Term Investments	4,588	-	-	4,588
Total	$ 720,842	$ -	$ -	$ 720,842

Epiphany FFV Strategic Income Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 234,137	$ -	$ -	$ 234,137
Bonds & Notes	-	2,211,526	-	2,211,526
Preferred Stock	-	648,025	-	648,025
Short-Term Investments	99,979	-	-	99,979
Total	$ 334,116	$ 2,859,551	$ -	$ 3,193,667

Epiphany Large Cap Core Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 2,665,526	$ -	$ -	$ 2,665,526
Short-Term Investments	29,039	-	-	29,039
Total	$ 2,694,565	$ -	$ -	$ 2,694,565
The Funds did not hold any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Epiphany Funds

By (Signature and Title)

       /s/Samuel J. Saladino, III, President

Date

9/29/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

        /s/ Samuel J. Saladino, III, President

Date

9/29/10

By (Signature and Title)

       /s/Kevin E. Wolf, Treasurer

Date

9/29/10